Short-Term Borrowings (Schedule Of Short-Term Borrowings) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Total borrowing capacity	$ 2,000	$ 2,000	$ 2,000
Available unused credit	917	1,178	1,041
Commercial Paper [Member]
Short-term Debt [Line Items]
Outstanding	(1,073)	(813)
Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Outstanding			(950)
Letter of Credit [Member]
Short-term Debt [Line Items]
Outstanding	$ (10)	$ (9)	$ (9)
Interest Rate	1.20%	1.20%	1.325%
Weighted Average [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Interest Rate	2.70%	2.74%
Weighted Average [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Interest Rate			2.62%
London Interbank Offered Rate (LIBOR) [Member]
Short-term Debt [Line Items]
Spread over variable rate	1.00%
Federal Funds Effective Rate [Member]
Short-term Debt [Line Items]
Spread over variable rate		0.50%
One-Month London Interbank Offered Rate [Member]
Short-term Debt [Line Items]
Spread over variable rate		1.00%